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ANCHOR NATIONAL LIFE INSURANCE COMPANY

1 SunAmerica Center
Century City
Los Angeles, CA 90067-6022
310.772.6000

Mailing Address
P.O. Box 54197
Los Angeles, CA 90054-0197                        [LOGO]  ANCHOR NATIONAL
                                                          A SunAmerica Company

VIA EDGAR


April 3, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Re:   Variable Annuity Account Four
      Anchor National Life Insurance Company
      File Nos. 33-86642 and 811-8874


Ladies and Gentlemen:

      Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated April 1, 1998, for Variable Annuity Account Four (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on March 30, 1998, via EDGAR.

      If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6056.


Very truly yours,


/s/ MALLARY L. REZNIK

Mallary L. Reznik
Staff Counsel